Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue		$ 1,897,596	$ 604,884
Other income	788,654	75,748	217,170
Total revenue and other income	788,654	1,973,344	822,054
Product costs	(6,338)	(911,969)	(450,345)
Administration expense	(280,969)	(99,094)	(457,673)
Advertising and investor relations	(2,746,226)	(4,345,874)	(406,225)
Bad debt expense	(134,626)
Research and development costs	(5,371,821)	(4,749,514)	(2,110,639)
Compliance, legal and regulatory	(3,559,511)	(1,227,244)	(235,163)
Share based payments	(1,464,550)	(600,043)	(565,448)
Occupancy expenses	(112,341)	(115,836)	(2,085)
Salaries and employee benefit expense	(2,016,181)	(1,296,569)	(523,760)
Total expenses	(15,692,563)	(13,346,143)	(4,751,338)
Loss before tax	(14,903,909)	(11,372,799)	(3,929,284)
Income tax benefit
Loss after tax	(14,903,909)	(11,372,799)	(3,929,284)
Loss on discontinued operations, net of tax			(768,352)
Other comprehensive income
Total comprehensive loss for the year	$ (14,903,909)	$ (11,372,799)	$ (4,697,636)
Earnings per share
Basic loss per share (cents per share) (in Dollars per share)	$ (1.25)	$ (1.16)	$ (0.69)
Diluted loss per share (cents per share) (in Dollars per share)	$ (1.25)	$ (1.16)	$ (0.57)